OPTIONS AND WARRANTS (Summary of Options and Warrants Grants to Consultants, Directors and Employees) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and Warrants outstanding and exercisable	4,727,778	4,542,500
Weighted-average exercise price	$ 0.36	$ 0.41	$ 0.40	$ 0.35
Aggregate intrinsic value	$ 579,494	$ 118,148
Weighted-average remaining contractual term (years)	4 years 2 months 8 days	3 years 10 months 9 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and Warrants outstanding and exercisable	78,620,378	38,920,378
Weighted-average exercise price	$ 0.25	$ 0.27	$ 0.23	$ 0.24
Aggregate intrinsic value	$ 15,067,991	$ 2,973,660	$ 1,956,750
Weighted-average remaining contractual term (years)	3 months 26 days	3 years 4 months 13 days